U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave., 10th Floor
Milwaukee, WI 53202

April 21, 2009

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Cullen Mutual Funds Trust (the “Trust”)
File Nos.: 333-33302 and 811-09871

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund, is Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A to incorporate any comments made by the Staff on Post-Effective Amendment No. 22 and to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5598.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Daphne C. Roy

Daphne C. Roy, Esq.
For U.S. Bancorp Fund Services, LLC